Commitments - Summary of Authorized Investments (Detail) $ in Thousands	Aug. 27, 2024 MXN ($)
Commitments [Line Items]
Total authorized/approved investments	$ 43,184,959
Less Than One Year [member]
Commitments [Line Items]
Total authorized/approved investments	10,946,670
Less Than Two Years [member]
Commitments [Line Items]
Total authorized/approved investments	7,360,817
Less Than Three Years [member]
Commitments [Line Items]
Total authorized/approved investments	8,788,093
Less Than Four Years [member]
Commitments [Line Items]
Total authorized/approved investments	6,852,096
Later than four years and not later than five years [Member]
Commitments [Line Items]
Total authorized/approved investments	$ 9,237,283